Fair Value of Financial Instruments	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note D — Fair Value of Financial Instruments

Cash and cash equivalents, accounts receivable, inventories, prepaid expenses and other current assets, accounts payable, salaries and benefits payable, accrued interest, and other accrued expenses and current liabilities are reflected on the condensed consolidated balance sheets at amounts that approximate fair value because of the short-term nature of these financial assets and liabilities.

As of June 30, 2021, the fair value of the Company’s debt approximates its carrying value and is classified as a Level 2 fair value in the fair value hierarchy as it is based on discounted cash flows using a current borrowing rate.

Contingent consideration consists of estimated future payments related to the Successor’s acquisitions of MIS and Roccor. As certain inputs are not observable in the market, contingent consideration payments are classified as Level 3 instruments and included in notes payable to seller on the Successor’s condensed consolidated balance sheets. Significant changes in the significant unobservable inputs used in the Black-Scholes OPM used to determine the fair value of contingent consideration would result in a significantly lower or higher fair value measurement. The Company adjusts the previous fair value estimate of contingent consideration at each reporting period while considering changes in forecasted financial performance and overall change in risk based on the period of time elapsed.

Financial liabilities measured at fair value on a recurring basis are as follows:

		Successor
		June 30, 2021
	Balance Sheet
	Location	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	Notes payable to sellers			12,266	12,266

The changes in the fair value of contingent consideration are as follows:

Level 3
December 31, 2020	$1,257
Additions	227
Changes in fair value	10,889
Settlements	(107)
June 30, 2021	$12,266

See Note C — MIS Acquisition for a detailed discussion of the changes in fair value during the Successor 2021 Period.

Note D – Fair Value of Financial Instruments

Cash and cash equivalents, accounts receivable, inventories, prepaid expenses and other current assets, accounts payable, salaries and benefits payable, accrued interest, and other accrued expenses and current liabilities are reflected on the consolidated balance sheets at amounts that approximate fair value because of the short-term nature of these financial assets and liabilities.

As of December 31, 2019 (Predecessor), the Predecessor held a $126 thousand certificate of deposit that was not carried at fair value on the consolidated balance sheets because it was classified as a held-to-maturity security. As of December 31, 2020 (Successor), the Company had no securities it was holding to maturity.

As of December 31, 2020 (Successor), the fair value of the Successor’s debt approximates its carrying value and is classified as a Level 2 fair value in the fair value hierarchy as it is based on discounted cash flows using a current borrowing rate.

Contingent consideration consists of estimated future payments related to the Successor’s acquisitions of MIS and Roccor. As certain inputs are not observable in the market, contingent consideration payments are classified as Level 3 instruments and included in note payable to seller on the Successor’s consolidated balance sheets. Significant changes in the significant unobservable inputs used in the Black-Scholes OPM used to determine the fair value of contingent consideration would result in a significantly lower or higher fair value measurement. The Company adjusts the previous fair value estimate of contingent consideration at each reporting period while considering changes in forecasted financial performance and overall change in risk based on the period of time elapsed.

Financial liabilities measured at fair value on a recurring basis are as follows:

		Successor
	December 31, 2020
	Balance Sheet
	Location	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	Notes payable to sellers			1,257	1,257

The changes in the fair value of contingent consideration are as follows:

Level 3
February 10, 2020	$—
Additions	1,257
Changes in fair value	—
Settlements	—
December 31, 2020	$1,257